Summary of significant accounting policies- Basis of presentation (Details)	Jul. 30, 2019 USD ($) $ / shares shares	Jul. 29, 2019	Mar. 31, 2019 $ / shares ¥ / $ shares	Mar. 31, 2018 $ / shares shares
Basis of presentation
Ratio of share subdivision	8
Authorized share capital | $	$ 100,000
Ordinary shares authorized (in shares)	32,000,000,000		32,000,000,000	32,000,000,000
Ordinary shares par value (in USD per share) | $ / shares	$ 0.000003125		$ 0.000003125	$ 0.000003125
ADS ratio	8	1
Convenience translation
Convenience exchange rate (RMB to USD) | ¥ / $			6.7112
ADS
Basis of presentation
New shares issued (in shares)	0